Cover	May 24, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	(Amendment No. 1)
Document Period End Date	May 24, 2023
Entity File Number	000-55282
Entity Registrant Name	HIMALAYA TECHNOLOGIES, INC.
Entity Central Index Key	0001409624
Entity Tax Identification Number	26-0841675
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	831 W North Ave.
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15233
City Area Code	(630)
Local Phone Number	708-0750
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	HMLA
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true